Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Convertible Series C Preferred stock			50,000
Subscription received in cash			$ 165,000
Description of subscription agreement			signed with investors at prices of $2.40 and $6.00 per share
Common stock share issued for consultants services			600,000
Number of preferred shares transaction for stock payable			108,333
Subsequent Event [Member]
Raising funds for working capital and operating capital		$ 15,000,000
Working capital raised	$ 1,200,000
Convertible Preferred Sock Series C [Member] | Subsequent Event [Member]
Exercise price	$ 0.30
Debt and Accrued Interest [Member]
Common stock share conversion			456,762
Director [Member]
Common stock share issued			250,000
MFB Board [Member]
Common stock share issued for advisory fees			1,150,000
consultants [Member]
Common stock share issued for consultants services			1,900,000
Chief Executive Officer [Member]
Common stock share cancelled			65,000,000
Consultants [Member] | Series C Preferred Shares [Member]
Common stock share issued for consultants services			40,000